Accounts payable	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
ACCOUNTS PAYABLE	ACCOUNTS PAYABLE
22.1Accounting policies
Amounts payable to suppliers are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange variations.
22.2Breakdown of accounts payable
In 2023, due to negotiations with aircraft service and parts suppliers, the Company issued Notes with interest of 7.5% p.a. to be paid quarterly starting in December 2023 and principal due in June 2030, as well as Equity with consecutive quarterly payments, starting in January 2025.

	December 31,
Description	2024	2023

Accounts payable	4,624,784	3,077,225
Accounts payable – Notes	511,389	401,702
Accounts payable – Convertible to equity	173,448	119,841
	5,309,621	3,598,768

Current	4,147,225	2,277,841
Non-current	1,162,396	1,320,927